Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity
Summary of restricted stock

A summary of restricted stock activity is presented as follows:
	Number of Shares	Weighted Average Fair Value ($)
Non-vested restricted stock outstanding as of September 30, 2020	1,450	1.32
Granted	-	-
Issued	-	-
Non-vested restricted stock outstanding as of December 31, 2020	1,450	1.32

	Number of Shares	Weighted Average Fair Value ($)
Non-vested restricted stock outstanding as of September 30, 2018	1,100	2.21
Granted	400	0.52
Issued	-	-
Non-vested restricted stock outstanding as of September 30, 2019	1,500	1.76
Granted	450	0.85
Issued	(500)	2.21
Non-vested restricted stock outstanding as of September 30, 2020	1,450	1.32

Summary of Warrants, granted or exercised

	Number of Shares	Weighted Average Exercise Price Per Share ($)	Weighted Average Remaining Contractual Life	Total Intrinsic Value of Warrants ($)
Warrants outstanding as of September 30, 2020	77	2.00	4.50	-
Granted	-	-	-	-
Expired	-	-	-	-
Warrants outstanding as of December 31, 2020	77	2.00	4.25	-

Warrants exercisable as of September 30, 2020	77	2.00	4.50	-
Warrants exercisable as of December 31, 2020	77	2.00	4.25	-

	Number of Shares	Weighted Average Exercise Price Per Share ($)	Weighted Average Remaining Contractual Life	Total Intrinsic Value of Warrants ($)
Warrants outstanding as of September 30, 2018	497	3.84	2.87	67
Granted	-	-	-	-
Expired	(58)	2.00	-	-
Warrants outstanding as of September 30, 2019	439	4.09	1.39	-
Granted	-	-	-	-
Expired	(362)	4.53	-	-
Warrants outstanding as of September 30, 2020	77	2.00	4.50	-

Warrants exercisable as of September 30, 2019	439	4.09	1.39	-
Warrants exercisable as of September 30, 2020	77	2.00	4.50	-

Summary of stock option activity

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price per share ($)	Weighted Average Remaining Contractual Life (Years)	Total Intrinsic Value of Options ($)

Options outstanding as of September 30, 2020	1,254	2.85	7.34	-
Granted	30	1.10	4.00	-
Forfeited/Expired	(20)	1.26	-	-
Options outstanding as of December 31, 2020	1,264	2.83	7.14	-

Exercisable as of September 30, 2020	749	3.43	6.78	-
Exercisable as of December 31, 2020	850	3.27	6.67	-

A summary of stock option activity is as follows:
	Number of Shares	Weighted Average Exercise Price per share ($)	Weighted Average Remaining Contractual Life (Years)	Total Intrinsic Value of Options ($)
Options outstanding as of September 30, 2018	1,578	3.76	7.53	142
Granted	437	1.81	-	-
Forfeited	(281)	4.05	-	-
Options outstanding as of September 30, 2019	1,734	3.22	7.84	-
Granted	75	0.54	-	-
Forfeited	(555)	3.68	-	-
Options outstanding as of September 30, 2020	1,254	2.85	7.34	-

Exercisable as of September 30, 2019	720	4.24	6.50	-
Exercisable as of September 30, 2020	749	3.43	6.78	-

Summary of fair value of stock options granted
	2020	2019
Weighted average fair value of options	$0.49	$1.65
Weighted average risk-free interest rate	0.71%	2.94%
Weighted average volatility factor	108%	104%
Weighted average expected life (years)	10	10